Ownership Percentages and Carrying Value Principal Equity Method Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Litens Automotive Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	76.70%
Carrying value of equity method investments	$ 221	$ 173
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	66.70%	66.70%
Carrying value of equity method investments	$ 1,161	$ 1,015
Getrag Ford Transmission GmbH ["GFT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Carrying value of equity method investments	$ 334	$ 325
Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Carrying value of equity method investments	$ 84	$ 79
Hubei Aviation Precision Machinery Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.90%
Carrying value of equity method investments	$ 116